                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-08390
                                    ---------
                       Investment Company Act File Number

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                              Alan R. Dynner, Esq.
      Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
      ---------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
              (Registrant's Telephone Number, Including Area Code)

                                  October 31 *
                                  ------------
                             Date of Fiscal Year End

                                  July 31, 2006
                                  -------------
                            Date of Reporting Period

* The fiscal year end for Eaton Vance Tax-Managed Dividend Income Fund, a Series of Eaton Vance Mutual Funds Trust, was recently changed from April 30 to October 31.

ITEM 1. SCHEDULE OF INVESTMENTS.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF JULY 31, 2006
PORTFOLIO OF INVESTMENTS (UNAUDITED)

LONG-TERM INVESTMENTS

COMMON STOCKS -- 98.3%
SECURITY                                             SHARES         VALUE
-------------------------------------------------------------------------

Argentina  -- 0.8%
-------------------------------------------------------------------------
Grupo Financiero Galicia SA
(ADR)(a)                                              1,700   $     9,860
Petrobras Energia
Participaciones SA (ADR)(a)                           1,000        11,290
Telecom Argentina SA (ADR)(a)                         1,700        21,522
-------------------------------------------------------------------------
                                                              $    42,672
-------------------------------------------------------------------------

Brazil -- 6.4%
-------------------------------------------------------------------------
Banco Bradesco SA (PFD Shares)                          700   $    23,435
Banco Itau Holding Financeira
SA (PFD Shares)                                         600        18,363
Cia de Bebidas das Americas
(PFD Shares)                                         79,700        31,924
Cia Energetica de Minas
Gerais (PFD Shares)                                 516,200        22,326
Cia Vale do Rio Doce                                  1,400        32,546
Investimentos Itau SA (PFD
Shares)                                               4,100        16,970
Petroleo Brasileiro SA                                3,000        68,912
Petroleo Brasileiro SA (PFD
Shares)                                               4,400        90,853
Tele Norte Leste
Participacoes SA (PFD Shares)                         1,700        22,359
-------------------------------------------------------------------------
                                                              $   327,688
-------------------------------------------------------------------------

Chile  -- 3.2%
-------------------------------------------------------------------------
Administradora de Fondos de
Pensiones Provida SA (ADR)                              800   $    19,560
Banco Santander Chile SA (ADR)                          500        19,550
Cia Cervecerias Unidas SA
(ADR)                                                   900        20,511
Distribucion y Servicio D&S
SA (ADR)                                              1,000        15,800
Empresa Nacional de
Electricidad SA (ADR)                                 1,000        27,740
Enersis SA (ADR)                                      1,900        22,458
Masisa SA (ADR)                                       2,600        20,280
Sociedad Quimica y Minera de
Chile SA (ADR)                                          200        21,502
-------------------------------------------------------------------------
                                                              $   167,401
-------------------------------------------------------------------------

China  -- 6.3%
-------------------------------------------------------------------------
Bank of Communications Ltd.
(Class 'H' Shares)(a)(144A)                          17,000   $    10,698
China Construction Bank
(Class 'H' Shares)(144A)                             47,000        20,565
China International Marine
Containers Co., Ltd. (Class
'B' Shares)                                          10,010        12,663
China Life Insurance Co.,
Ltd. (Class 'H' Shares)                              14,000        23,597
China Mengniu Dairy Co., Ltd.                         8,000         9,669
China Merchants Holdings
International Co., Ltd.                              10,000        30,349
China Mobile Hong Kong Ltd.                           7,500        48,484
China Resources Enterprise Ltd.                       8,000        17,627
China Shenhua Energy Co.,
Ltd. (Class 'H' Shares)                               7,500        13,503
China Telecom Corp., Ltd.
(Class 'H' Shares)                                   40,000        13,200
China Unicom Ltd.                                    14,000        12,789
CNOOC Ltd.                                           23,000        19,756
Denway Motors Ltd.                                   30,000         9,652
Dongfeng Motor Group Corp.
(Class 'H' Shares)(a)                                22,000         9,854
Focus Media Holding Ltd.
(ADR)(a)                                                200        12,522
Kingboard Chemical Holdings Ltd.                      4,500        13,188
PetroChina Co., Ltd. (Class
'H' Shares)                                          30,000        34,242
Ping An Insurance Group Co.
of China Ltd. (Class 'H'
Shares)                                               4,000        13,394
-------------------------------------------------------------------------
                                                              $   325,752
-------------------------------------------------------------------------

Colombia  -- 0.9%
-------------------------------------------------------------------------
Bancolombia SA (ADR)                                  1,800   $    48,564
-------------------------------------------------------------------------
                                                              $    48,564
-------------------------------------------------------------------------

Croatia  -- 0.9%
-------------------------------------------------------------------------
Pliva DD                                                245   $    35,188
Privredna banka Zagreb DD(a)                             77        10,980
-------------------------------------------------------------------------
                                                              $    46,168
-------------------------------------------------------------------------

Czech Republic  -- 3.0%
-------------------------------------------------------------------------
CEZ AS                                                1,900   $    69,561
Komercni Banka AS                                       214        31,442
Philip Morris CR AS                                      14         7,837
Telefonica 02 Czech Republic AS                         984        21,578
Unipetrol AS(a)                                       2,623        24,147
-------------------------------------------------------------------------
                                                              $   154,565
-------------------------------------------------------------------------

Egypt  -- 1.9%
-------------------------------------------------------------------------
Commercial International Bank                           732   $     7,965
Eastern Tobacco                                         192         9,633
Egyptian Financial
Group-Hermes Holding SAE(a)                           2,321        16,568
El Ezz Aldekhela Steel Alexa Co.                         65        11,769
Orascom Construction Industries                         662        25,247
Orascom Telecom Holding SAE                             366        17,445
Telecom Egypt                                         3,484         7,509
-------------------------------------------------------------------------
                                                              $    96,136
-------------------------------------------------------------------------

Estonia  -- 0.9%
-------------------------------------------------------------------------
AS Eesti Telekom                                      1,554   $    14,876
AS Merko Ehitus                                         618        11,264
AS Tallink Group Ltd.(a)                              3,858        17,720
-------------------------------------------------------------------------
                                                              $    43,860
-------------------------------------------------------------------------

Hungary  -- 3.7%
-------------------------------------------------------------------------
Magyar Telekom Rt.(a)                                 9,700   $    40,707
MOL Hungarian Oil & Gas Rt.                             500        55,600
OTP Bank Rt.                                          1,700        50,670
Richter Gedeon Rt.                                      200        42,342
-------------------------------------------------------------------------
                                                              $   189,319
-------------------------------------------------------------------------

India  -- 5.5%
-------------------------------------------------------------------------
Bajaj Auto Ltd. (GDR)                                   200   $    10,402
Dr. Reddy's Laboratories Ltd. (ADR)                     400        12,156
Gail India Ltd. (GDR)                                   500        15,256
Grasim Industries Ltd.
(GDR)(144A)                                             300        12,975
HDFC Bank Ltd. (ADR)                                    400        21,660
Hindalco Industries Ltd.
(GDR)(144A)                                           3,700        13,061
ICICI Bank Ltd. (ADR)                                 1,200        31,344
ITC Ltd. (GDR)(144A)                                  7,800        27,690
Larsen & Toubro Ltd. (GDR)                              400        19,000
Mahanagar Telephone Nigam
Ltd. (ADR)                                            2,500        15,550
Ranbaxy Labratories Ltd. (GDR)                        1,500        11,850
Reliance Energy Ltd. (GDR)                              500        14,514
Satyam Computer Services Ltd. (ADR)                   1,000        35,250
State Bank of India (GDR)                               300        12,825
Videsh Sanchar Nigam Ltd. (ADR)                       1,000        15,630
Wipro Ltd. (ADR)                                      1,000        12,470
-------------------------------------------------------------------------
                                                              $   281,633
-------------------------------------------------------------------------

Indonesia  -- 3.4%
-------------------------------------------------------------------------
Astra International Tbk PT                           20,000   $    21,201
Bakrie & Brothers Tbk PT(a)                         644,000        12,102
Bank Central Asia Tbk PT                             35,500        16,367
Bank Mandiri PT                                      56,000        10,887
Bank Rakyat Indonesia PT                             24,000        11,331
Bumi Resources Tbk PT                               118,000        10,813
Indocement Tunggal Prakarsa
Tbk PT                                               23,000        10,661
International Nickel
Indonesia Tbk PT                                      4,500         9,900
Kalbe Farma Tbk PT                                   76,500        10,155
Perusahaan Gas Negara PT                              8,500        11,068
Telekomunikasi Indonesia Tbk PT                      39,500        32,703
United Tractors Tbk PT                               26,000        16,066
-------------------------------------------------------------------------
                                                              $   173,254
-------------------------------------------------------------------------

Israel  -- 3.2%
-------------------------------------------------------------------------
Africa-Israel Investments Ltd.                          200   $    10,980
Bank Hapoalim B.M.                                    3,800        17,002
Bank Leumi Le-Israel                                  3,400        12,053
Bezeq Israeli
Telecommunication Corp., Ltd.                        14,500        17,313
Check Point Software
Technologies Ltd.(a)                                    900        15,120
Israel Chemicals Ltd.                                 4,200        19,926
Makhteshim-Agan Industries Ltd.                       2,100         9,944
Nice Systems Ltd.(a)                                    400        10,488
Syneron Medical Ltd.(a)                                 500         9,667
Teva Pharmaceutical
Industries Ltd.                                       1,300        43,059
-------------------------------------------------------------------------
                                                              $   165,552
-------------------------------------------------------------------------

Kenya  -- 0.8%
-------------------------------------------------------------------------
East African Breweries Ltd.                          10,800   $    19,732
Kenya Airways Ltd.                                   12,800        19,508
-------------------------------------------------------------------------
                                                              $    39,240
-------------------------------------------------------------------------

Luxembourg  -- 0.8%
-------------------------------------------------------------------------
Tenaris SA (ADR)                                      1,100   $    42,812
-------------------------------------------------------------------------
                                                              $    42,812
-------------------------------------------------------------------------

Malaysia  -- 3.1%
-------------------------------------------------------------------------
AMMB Holdings Bhd                                     8,800   $     6,088
British American Tobacco
Malaysia Bhd                                            600         6,931
Bumiputra-Commerce Holdings Bhd                       3,700         6,221
Gamuda Bhd                                            6,600         6,318
Genting Bhd                                           1,200         8,202
Hong Leong Bank Bhd                                   4,300         6,231
IJM Corp. Bhd                                         3,900         6,028
IOI Corp. Bhd                                         2,100         9,363
Malakoff Bhd                                          2,300         6,068
Malayan Banking Bhd                                   3,500        10,048
Malaysia International
Shipping Corp. Bhd                                    2,900         6,347
Malaysian Oxygen Bhd                                  1,800         6,053
Maxis Communications Bhd                              4,300        10,171
O.Y.L. Industries Bhd                                 5,900         8,953
Petronas Dagangan Bhd                                 5,500         6,199
Public Bank Bhd                                       4,600         8,362
Resorts World Bhd                                     1,900         5,870
Shell Refining Co. Bhd                                2,500         7,177
Sime Darby Bhd                                        8,000        12,252
Telekom Malaysia Bhd                                  4,100        10,145
Tenaga Nasional Bhd                                   2,400         6,005
-------------------------------------------------------------------------
                                                              $   159,032
-------------------------------------------------------------------------

Mexico  -- 7.0%
-------------------------------------------------------------------------
Alfa SA                                               3,700   $    18,868
America Movil SA de CV                                3,700         6,617
America Movil SA de CV
(Series 'L')                                         31,100        55,822
America Telecom SA de CV
(Series 'A1')(a)                                      1,700        10,897
Carso Global Telecom (Series 'A1')(a)                 4,000        10,375
Cemex SAB de CV(a)                                   18,000        51,096
Fomento Economico Mexicano SA
de CV (Series 'UBD')                                  1,900        16,780
Grupo Carso SA de CV (Series 'A1')                    6,900        18,606
Grupo Financiero Banorte SA
de CV (Class 'O' Shares)                             13,700        37,822
Grupo Financiero Inbursa SA
de CV (Class 'O' Shares)                             10,500        15,890
Grupo Mexico SAB de CV
(Series 'B')                                          4,700        15,260
Grupo Modelo SA de CV (Series 'C')                    2,300        10,126
Grupo Televisa SA (Series 'CPO')                      4,900        18,246
Impulsora del Desarrollo y el
Empleo en America Latina SA
de CV(a)                                             17,400        14,507
Kimberly-Clark de Mexico SA
de CV                                                 2,600         9,777
Telefonos de Mexico SA de CV
(Series 'L')                                         20,300        23,999
Wal-Mart de Mexico SA de CV
(Series 'V')                                          9,200        28,521
-------------------------------------------------------------------------
                                                              $   363,209
-------------------------------------------------------------------------

Morocco  -- 1.5%
-------------------------------------------------------------------------
Attijariwafa Bank                                       100   $    20,711
Maroc Telecom                                         1,600        20,805
ONA SA                                                  100        14,261
Societe des Brasseries du
Maroc                                                   100        20,132
-------------------------------------------------------------------------
                                                              $    75,909
-------------------------------------------------------------------------

Netherlands  -- 0.9%
-------------------------------------------------------------------------
Pyaterochka Holding NV
(GDR)(a)                                              1,000   $    17,011
Zentiva NV                                              545        28,583
-------------------------------------------------------------------------
                                                              $    45,594
-------------------------------------------------------------------------

Nigeria  -- 0.8%
-------------------------------------------------------------------------
First Bank of Nigeria Plc                            24,900   $    12,212
Nigerian Breweries Plc                               36,600        12,554
Oando Plc                                            17,300         8,467
Union Bank of Nigeria Plc                            42,800         9,278
-------------------------------------------------------------------------
                                                              $    42,511
-------------------------------------------------------------------------

Pakistan  -- 0.8%
-------------------------------------------------------------------------
Muslim Commercial Bank Ltd.                           6,500   $    24,019
Unilever Pakistan Ltd.                                  500        16,538
-------------------------------------------------------------------------
                                                              $    40,557
-------------------------------------------------------------------------

Peru  -- 1.6%
-------------------------------------------------------------------------
Alicorp SA                                           37,300   $    18,423
Cia de Minas Buenaventura SA                            800        23,139
Credicorp Ltd.                                          700        21,595
Southern Copper Corp.                                   200        19,400
-------------------------------------------------------------------------
                                                              $    82,557
-------------------------------------------------------------------------

Philippines  -- 3.8%
-------------------------------------------------------------------------
Ayala Corp.                                           1,500   $    12,391
Ayala Land, Inc.                                     48,700        12,992
Bank of the Philippine Islands                       11,800        12,386
Equitable PCI Bank, Inc.(a)                           7,400        12,571
Globe Telecom, Inc.                                     600        11,426
JG Summit Holding, Inc.                             188,000        22,986
Metropolitan Bank & Trust Co.                        16,700        12,670
Petron Corp.                                        153,000        13,232
Philippine Long Distance
Telephone Co.                                         1,000        39,796
San Miguel Corp. (Class 'B' Shares)                  22,300        32,497
SM Investments Corp.                                  2,600        11,472
-------------------------------------------------------------------------
                                                              $   194,419
-------------------------------------------------------------------------

Poland  -- 3.8%
-------------------------------------------------------------------------
Bank Pekao SA                                           300   $    20,653
Bank Przemyslowo-Handlowy BPH                           100        26,680
KGHM Polska Miedz SA                                    700        27,228
Polski Koncern Naftowy Orlen SA                       1,200        23,560
Powszechna Kasa Oszczednosci
Bank Polski SA                                        1,300        17,189
Prokom Software SA                                      500        24,113
Telekomunikacja Polska SA                             4,000        27,439
TVN SA(a)                                               900        31,034
-------------------------------------------------------------------------
                                                              $   197,896
-------------------------------------------------------------------------

Russia  -- 6.4%
-------------------------------------------------------------------------
LUKOIL                                                  500   $    43,627
Mining and Metallurgical Co.                            200        27,085
OAO Gazprom                                          11,200       116,740
RAO Unified Energy System (GDR)                      79,400        58,495
Sberbank RF                                              30        53,400
Surgutneftegaz OJSC                                  22,300        33,024
-------------------------------------------------------------------------
                                                              $   332,371
-------------------------------------------------------------------------

South Africa  -- 6.8%
-------------------------------------------------------------------------
ABSA Group Ltd.                                         500   $     7,387
African Bank Investments Ltd.                         1,100         3,925
Allied Technologies Ltd.                                600         4,514
Anglo Platinum Ltd.                                     100        10,246
AngloGold Ashanti Ltd.                                  200         9,660
Aspen Pharmacare Holdings Ltd.                          900         4,573
Aveng Ltd.                                            1,700         5,296
Barloworld Ltd.                                         600        10,006
Bidvest Group Ltd.                                    1,400        20,168
DataTec Ltd.                                          1,400         4,806
Edgars Consolidated Stores Ltd.                       1,300         5,158
FirstRand Ltd.                                        6,400        15,927
Foschini Ltd.                                           700         4,480
Gold Fields Ltd.                                        600        12,434
Harmony Gold Mining Co., Ltd.(a)                        500         7,137
Impala Platinum Holdings Ltd.                           100        18,453
Imperial Holdings Ltd.                                  300         5,776
Investec Ltd.                                           100         4,903
Massmart Holdings Ltd.                                  700         4,795
Mittal Steel South Africa Ltd.                          400         4,035
MTN Group Ltd.                                        4,400        33,657
Murray & Roberts Holdings Ltd.                        1,800         6,541
Mvelaphanda Group Ltd.                                4,900         5,689
Naspers Ltd. (Class 'N' Shares)                         600        10,559
Nedbank Group Ltd.                                      400         6,343
Network Healthcare Holdings Ltd.                      3,100         4,339
Remgro Ltd.                                             600        12,360
Reunert Ltd.                                            700         6,706
RMB Holdings Ltd.                                     1,200         4,401
Sanlam Ltd.                                           3,600         7,971
Sappi Ltd.                                              300         4,218
Sasol                                                   700        25,473
Shoprite Holdings Ltd.                                1,200         4,205
Standard Bank Group Ltd.                              1,600        17,615
Steinhoff International
Holdings Ltd.                                         1,700         5,220
Sun International Ltd.                                  400         5,243
Telkom South Africa Ltd.                                800        15,079
Tiger Brands Ltd.                                       200         4,327
Truworths International Ltd.                          1,400         4,544
Woolworths Holdings Ltd.                              2,200         4,171
-------------------------------------------------------------------------
                                                              $   352,340
-------------------------------------------------------------------------

South Korea  -- 6.5%
-------------------------------------------------------------------------
CJ Corp.                                                 70   $     7,109
Hana Financial Group, Inc.                              210         9,381
Hynix Semiconductor, Inc.(a)                            230         7,817
Hyundai Development Co.                                 160         7,430
Hyundai Heavy Industries Co., Ltd.                       60         7,095
Hyundai Merchant Marine Co., Ltd.                       320         5,144
Hyundai Mobis                                            80         6,637
Hyundai Motor Co.                                       150        11,483
Hyundai Steel Co.                                       180         6,162
Kia Motors Corp.                                        350         5,224
Kookmin Bank                                            260        22,490
Korea Electric Power Corp.                              400        15,009
KT Corp.                                                300        12,322
KT Freetel Co., Ltd.                                    230         6,845
KT&G Corp.                                              140         8,439
LG Chem Ltd.                                            180         6,448
LG Electronics, Inc.                                    110         6,447
Lotte Shopping Co., Ltd.                                 20         6,864
NHN Corp.(a)                                             60         6,662
POSCO                                                    90        22,208
S-Oil Corp.                                             100         7,035
Samsung Corp.                                           230         6,436
Samsung Electronics Co., Ltd.                            90        57,233
Samsung Fire & Marine
Insurance Co., Ltd.                                      60         8,094
Samsung Heavy Industries Co., Ltd.                      270         6,640
Shinhan Financial Group Co., Ltd.                       310        15,245
Shinsegae Co., Ltd.                                      20         9,876
SK Corp.                                                160        11,211
SK Telecom Co., Ltd.                                     80        16,736
Woori Finance Holdings Co., Ltd.                        340         6,951
-------------------------------------------------------------------------
                                                              $   332,673
-------------------------------------------------------------------------

Taiwan  -- 5.9%
-------------------------------------------------------------------------
Astro All Asia Networks PLC                           4,900   $     6,298
Asustek Computer, Inc.                                4,000         8,985
AU Optronics Corp.                                    7,000        10,159
Cathay Financial Holding Co., Ltd.                    7,000        14,966
Chi Mei Optoelectronics Corp.                         9,000        10,246
China Development Financial
Holding Corp.(a)                                     26,000        10,041
China Steel Corp.                                    12,000         9,637
Chinatrust Financial Holding
Co., Ltd.                                            13,000        10,123
Chunghwa Telecom Co., Ltd.                           14,000        25,800
Delta Electronics, Inc.                               4,000        10,775
Far EasTone
Telecommunications Co., Ltd.                          9,000         9,979
Formosa Chemicals & Fibre Corp.                       7,000         9,837
Formosa Plastics Corp.                                8,000        11,043
Hon Hai Precision Industry
Co., Ltd.                                             3,000        17,778
MediaTek, Inc.                                        1,000         9,110
Mega Financial Holding Co., Ltd.                     14,000         9,362
Nan Ya Plastics Corp.                                 9,000        12,835
Pou Chen Corp.                                       13,000        10,478
Powerchip Semiconductor Corp.                        15,000         9,839
Quanta Computer, Inc.                                 7,000         9,997
Taiwan Mobile Co., Ltd.                              12,000        11,095
Taiwan Semiconductor
Manufacturing Co., Ltd.                              19,000        32,129
Uni-President Enterprises Corp.                      17,000        13,401
United Microelectronics Corp.                        20,000        11,010
Yulon Motor Co., Ltd.                                 9,135         9,732
-------------------------------------------------------------------------
                                                              $   304,655
-------------------------------------------------------------------------

Thailand  -- 3.3%
-------------------------------------------------------------------------
Advanced Info Service Pcl(b)                          4,500   $    10,198
Bangkok Bank Pcl(b)                                   4,300        12,052
Bank of Ayudhya Pcl(b)                               13,600         6,252
BEC World Pcl(b)                                     15,400         6,471
Big C Supercenter Pcl(b)                              6,300         6,160
Charoen Pokphand Foods Pcl(b)                        43,500         6,150
Delta Electronics (Thailand) Pcl(b)                  13,800         6,127
Hana Microelectronics Pcl(b)                          9,300         5,997
Italian-Thai Development Pcl(b)                      46,300         6,118
Kasikornbank Pcl(b)                                   6,000        10,149
Krung Thai Bank Pcl(b)                               23,200         6,683
Minor International Pcl(b)                           24,800         5,587
PTT Exploration & Production Pcl(b)                   2,600         8,039
PTT Pcl(b)                                            2,800        17,463
Ratchaburi Electricity
Generating Holding Pcl(b)                             6,800         6,110
Siam Cement Pcl(b)                                    1,800        10,753
Siam Commercial Bank Pcl(b)                           4,900         7,478
Thai Airways International Pcl(b)                     5,900         6,315
Thai Oil Pcl(b)                                       3,700         6,307
Thai Petrochemical Industry Pcl(a)(b)                33,900         6,450
Thai Union Frozen Products Pcl(b)                     9,400         5,959
True Corp. Pcl(a)(b)                                 27,100         6,481
-------------------------------------------------------------------------
                                                              $   169,299
-------------------------------------------------------------------------

Turkey  -- 3.6%
-------------------------------------------------------------------------
Akbank TAS                                            3,000   $    14,373
Anadolu Efes Biracilik ve
Malt Sanayii AS                                         700        18,623
Dogan Sirketler Grubu Holding AS                      2,900        11,846
Eregli Demir ve Celik
Fabrikalari TAS                                       2,200        11,196
Finansbank AS(a)                                      3,026        11,749
Haci Omer Sabanci Holding AS                          4,000        12,638
Koc Holding AS(a)                                     5,400        18,707
Migros Turk TAS(a)                                    1,500        12,073
Tupras-Turkiye Petrol
Rafinerileri AS                                       1,000        18,842
Turk Hava Yollari Anonim
Ortakligi AS(a)                                       3,000        10,375
Turkcell Iletisim Hizmetleri AS                       4,000        17,873
Turkiye Garanti Bankasi AS                            4,800        13,725
Turkiye Is Bankasi (Class 'C' Shares)                 2,900        15,444
-------------------------------------------------------------------------
                                                              $   187,464
-------------------------------------------------------------------------

Venezuela  -- 0.8%
-------------------------------------------------------------------------
Cia Anonima Nacional
Telefonos de Venezuela - CANTV (ADR)                  2,100   $    41,790
-------------------------------------------------------------------------
                                                              $    41,790
-------------------------------------------------------------------------
Total Common Stocks                                           $ 5,066,892
-------------------------------------------------------------------------

INVESTMENT FUNDS -- 0.8%

Vietnam Enterprise Investments Ltd.                  15,000   $    42,000
-------------------------------------------------------------------------
Total Investment Funds                                        $    42,000
-------------------------------------------------------------------------
Total Long-Term Investments - 99.1%                           $ 5,108,892
-------------------------------------------------------------------------
Total Investments - 99.1%                                     $ 5,108,892
-------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.9%                         $    48,619
-------------------------------------------------------------------------

Net Assets - 100.0%                                           $ 5,157,511
-------------------------------------------------------------------------
(144A) - Security Exempt from registation under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
(ADR)  - American Depositary Receipt
(GDR)  - Global Depository Receipt
(PFD Shares) - Preferred Shares
(a)      Non-income producing security.
(b) Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

CURRENCY CONCENTRATION OF PORTFOLIO AS OF JULY 31, 2006

                            PERCENTAGE
                             OF TOTAL
CURRENCY                    INVESTMENTS                   VALUE
United States Dollar           21.4%                   $1,094,559
Mexican Peso                    7.1                       363,209
South African Rand              6.9                       352,340
South Korean Won                6.5                       332,673
Brazilian Real                  6.4                       327,688
Hong Kong Dollar                6.1                       313,230
New Taiwan Dollar               5.8                       298,356
Polish Zloty                    3.9                       197,896
Philippine Peso                 3.8                       194,419
Hungarian Forint                3.7                       189,319
New Turkish Lira                3.7                       187,464
Czech Koruna                    3.6                       183,148
Indonesian Rupiah               3.4                       173,254
Thailand Baht                   3.3                       169,299
Malaysian Ringgit               3.2                       165,330
Israeli Shekel                  2.8                       140,765
Other Currencies                8.4                       425,943

FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)
------------------------------------------------------------------

  THE COST AND UNREALIZED APPRECIATION (DEPRECIATION) IN VALUE OF THE INVESTMENTS OWNED AT JULY 31, 2006, AS COMPUTED ON A FEDERAL INCOME TAX BASIS, WERE AS FOLLOWS:

  Aggregate Cost                                       $4,946,248
  ---------------------------------------------------------------
  Gross unrealized appreciation                           230,422
  Gross unrealized depreciation                           (67,778)
  ---------------------------------------------------------------
  Net unrealized appreciation                            $162,644
  ---------------------------------------------------------------

The fiscal year end for Eaton Vance Tax-Managed Dividend Income Fund, a Series of Eaton Vance Mutual Funds Trust, was recently changed from April 30 to October 31.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust
------------------------------


By:      /s/ Thomas E. Faust, Jr.
         ------------------------
         Thomas E. Faust, Jr.
         President and Principal Executive Officer

Date:    September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas E. Faust, Jr.
         ------------------------
         Thomas E. Faust, Jr.
         President and Principal Executive Officer

Date:    September 22, 2006


By:      /s/ Barbara E. Campbell
         ------------------------
         Barbara E. Campbell
         Treasurer and Principal Financial Officer

Date:    September 22, 2006